Income tax expense	12 Months Ended
Dec. 31, 2025
Income tax expense
Income Tax Expense

20. Income Tax Expense

Payments made to NXT for services rendered to clients and branch offices in certain countries may be subject to foreign income and withholding taxes.  Such taxes incurred are only recoverable in certain limited circumstances, including potential utilization in Canada as a foreign tax credit, or against future taxable earnings from the foreign jurisdictions.

Income tax expense is different from the expected amount that would be computed by applying the statutory Canadian federal of 15% to NXT’s income (loss) before income taxes as follows:  (The Company is headquartered in Alberta Canada and therefore uses the 15% federal rate).

	For the years ended December 31,
	2025	%	2024	%	2023	%
Net loss before income taxes	$(1,820,183)		$(9,077,795)		$(5,451,112)
Canadian federal income tax rate	15.0%		15.0%		15.0%
Canadian Income tax recovery at statutory income tax rate	(273,028)	(15)	(1,361,669)	(15)	(817,667)	(15)
Effect of non- deductible expenses and other items:
Alberta income tax recovery (8%)1.	(145,615)	(8)	(726,224)	(8)	(436,089)	(8)
Fair value remeasurement of convertible debentures2.	1,246,256	68	-	-	-	-
Stock-based compensation and other expenses2.	170,327	9	92,142	1	58,801	1
Foreign income taxes3.	496,965	27	-	-	-	-
Foreign exchange adjustments	(68,226)	(4)	160,597	2	2,754	0
Change in estimates	(57,879)	(3)	(14,841)	0	(10,060)	0
Expiry of 2015 foreign tax credits4.	215,230	12	-	-	-	-
US loss expiry and other	1,193	0	1,530	0	437,330	8
Change in valuation allowance	(1,088,258)	59	1,848,465	(20)	764,931	(14)
Current tax expense	496,965	27	-	-	-	-

1.	The Company is headquartered in the province of Alberta where the provincial tax rate is 8%.

2.	The fair value remeasurement of convertible debentures, SBCE, and other expenses are not deductible for calculating taxable income.

3.	The Company has earned income in foreign locations of approximately $1,656,552 with an estimated tax rate 30%.

4.	The Company earned foreign tax credits in 2015 which expired in 2025.

A valuation allowance has been provided for the Company’s deferred income tax assets due to uncertainty regarding the amount and timing of their potential future utilization, as follows:

	For the years ended December 31,
	2025	2024	2023
Net operating losses carried forward:
Canada and Alberta (expiration dates 2031 to 2044)	$9,451,820	$11,076,403	$9,594,511
USA (expirations in 2026)	2,106	3,921	5,631
Property & equipment, Lease obligations and
Financing	1,962,496	2,008,844	1,959,426
SRED Expenditures	676,518	676,518	676,518
Foreign Tax Credit	451,549	285,772	285,772
	12,544,489	14,051,458	12,521,858
Intellectual property and Right of Use Assets	(2,053,503)	(2,472,214)	(2,791,079)
Less valuation allowance	(10,490,986)	(11,579,244)	(9,730,779)